PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 4. PROPERTY, PLANT AND EQUIPMENT

The Company will record depreciation expense for processing plant over its estimated useful life. Depreciation on the processing plant will commence once the processing plant is placed into service. The Company records depreciation expense for computer equipment and furniture and fixtures over a useful life of five years. The Company records depreciation expense for leasehold improvement over the lesser of their estimated useful lives or the underlying terms of the associated leases.

	September 30,	December 31,
	2024	2023
Processing plant under construction – cost	$3,781,736	$3,581,736
Computer equipment – cost	9,820	9,820
Furniture and fixtures – cost	22,101	22,101
Leasehold improvements – cost	23,006	23,006
Total – cost	3,836,663	3,636,663

Processing plant under construction – accumulated depreciation	—	—
Computer equipment – accumulated depreciation	(6,383)	(4,910)
Furniture and fixtures – accumulated depreciation	(15,166)	(11,850)
Leasehold improvements – accumulated depreciation	(12,625)	(9,175)
Total – accumulated depreciation	(34,174)	(25,935)

Processing plant under construction – net	3,781,736	3,581,736
Computer equipment – net	3,437	4,910
Furniture and fixtures – net	6,935	10,251
Leasehold improvements – net	10,381	13,831
Total Property, plant and equipment, net	$3,802,489	$3,610,728

The Company recorded depreciation expense in the amounts of $8,239 and $7,703 during the nine months ended September 30, 2024, and 2023, respectively.

NOTE 4. PROPERTY, PLANT AND EQUIPMENT

The Company will record depreciation expense for processing plant over its estimated useful life.

Depreciation on the processing plant will commence once the processing plant is placed into service. The Company records depreciation expense for computer equipment and furniture and fixtures over a useful life of five years. The Company records depreciation expense for leasehold improvement over the lesser of their estimated useful lives or the underlying terms of the associated leases.

	December 31,	December 31,
	2023	2022
Processing plant under construction – cost	$3,581,736	$—
Computer equipment – cost	9,820	9,820
Furniture and fixtures – cost	22,101	22,101
Leasehold improvements – cost	23,006	23,006
Total – cost	3,636,663	54,927
Processing plant under construction – accumulated depreciation	—	—
Computer equipment – accumulated depreciation	(4,910)	(2,946)
Furniture and fixtures – accumulated depreciation	(11,850)	(7,430)
Leasehold improvements – accumulated depreciation	(9,175)	(4,716)
Total – accumulated depreciation	(25,935)	(15,092)
Processing plant under construction – net	3,581,736	—
Computer equipment – net	4,910	6,874
Furniture and fixtures – net	10,251	14,671
Leasehold improvements – net	13,831	18,290
Total Property, plant and equipment, net	$3,610,728	$39,835

The Company recorded depreciation expense in the amounts of $10,843 and $10,271 during the years ended December 31, 2023, and 2022, respectively.